Net Income (Loss) Per Share	9 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for all periods presented:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions, except shares and per share amounts)	2023	2022	2023	2022
Net income (loss)	$87	$182	$82	$521
Weighted average ordinary shares used to calculate basic net income (loss) per share (1)	1,026,894,266	1,025,234,000	1,025,815,812	1,025,234,000
Equity-classified awards	21,994,223	2,684,937	14,347,642	1,722,431
Weighted average ordinary shares used to calculate diluted net income (loss) per share	1,048,888,489	1,027,918,937	1,040,163,454	1,026,956,431
Net income (loss) per ordinary share - basic	$0.08	$0.18	$0.08	$0.51
Net income (loss) per ordinary share - diluted	$0.08	$0.18	$0.08	$0.51
(1)    For the three and nine months ended December 31, 2023, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.
The following table presents securities that were excluded from the computation of diluted net income (loss) per ordinary share because the effect of including the securities would have been anti-dilutive:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Restricted stock units (1)	335,863	16,974,842	335,863	16,974,842
Executive awards (2)	362,028	243,616	362,028	243,616
Total	697,891	17,218,458	697,891	17,218,458
(1)RSUs exclude certain awards which require cash settlement and do not allow for share settlement; however, for reporting periods prior to the IPO, RSUs include securities where change in control or the IPO was not probable to occur, and settlement was expected in cash upon the passage of time.
(2)Executive awards include amounts associated with the Annual Awards and Launch Awards. Prior to the IPO, these awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.